UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%
Chemicals — 13.1%
CF Industries Holdings, Inc.	29,979	$1,439,891
FMC Corp.	41,004	3,201,592
Mosaic Co.	109,207	3,378,865
Nufarm Ltd.	236,312	955,615
Nutrien Ltd.(a)	236,665	12,526,679
Umicore SA	27,228	1,281,701
Yara International ASA	42,180	1,811,349

		24,595,692
Containers & Packaging — 3.5%
Packaging Corp. of America	36,688	3,368,326
Smurfit Kappa Group PLC	97,171	3,159,088

		6,527,414
Electronic Equipment, Instruments & Components — 1.0%
Trimble, Inc.(b)	49,450	1,848,441

Energy Equipment & Services — 1.3%
Baker Hughes a GE Co.	31,188	832,408
Halliburton Co.	45,480	1,577,246

		2,409,654
Food Products — 6.4%
Archer-Daniels-Midland Co.	119,089	5,626,955
Bunge Ltd.	20,200	1,248,360
Glanbia PLC	96,089	1,698,889
Hormel Foods Corp.	52,348	2,284,467
Tyson Foods, Inc., Class A	17,425	1,044,106

		11,902,777
Machinery — 0.8%
Deere & Co.	10,717	1,451,511

Metals & Mining — 35.7%
ArcelorMittal	182,470	4,553,170
Beadell Resources Ltd.(a)(b)	6,097,725	244,051
BHP Billiton PLC	287,313	5,731,519
European Cobalt Ltd.(b)	9,566,704	284,536
First Quantum Minerals Ltd.	337,176	3,365,485
Fresnillo PLC	263,396	2,856,283
Glencore PLC(b)	1,800,902	7,329,058
Lundin Mining Corp.	406,492	1,670,494
Neo Lithium Corp.(b)	1,345,286	1,032,123
Nevsun Resources Ltd.	51,499	228,850
Newcrest Mining Ltd.	246,303	3,605,433
Newmont Mining Corp.	74,535	2,304,622
OZ Minerals Ltd.	350,400	2,247,798
Polyus PJSC, GDR	31,888	982,819
Randgold Resources Ltd.	40,124	3,155,902
Randgold Resources Ltd., ADR	38,140	2,995,515

Security	Shares	Value
Metals & Mining (continued)
Rio Tinto PLC	118,140	$5,735,787
Stelco Holdings, Inc.	230,813	3,438,219
Teck Resources Ltd., Class B	233,233	4,820,926
Vale SA, ADR	601,711	9,085,836
Wheaton Precious Metals Corp.	68,835	1,130,959

		66,799,385
Oil, Gas & Consumable Fuels — 34.6%
BP PLC	1,510,172	10,909,057
Cairn Energy PLC(b)	391,044	982,006
Canadian Natural Resources Ltd.	52,904	1,451,550
Chevron Corp.	19,611	2,189,568
CNOOC Ltd.	1,287,000	2,191,734
Concho Resources, Inc.(b)	6,771	941,778
ConocoPhillips	39,992	2,795,441
Devon Energy Corp.	48,252	1,563,365
Encana Corp.	112,876	1,152,382
EQT Corp.	23,375	794,049
Exxon Mobil Corp.	80,489	6,413,364
Kosmos Energy Ltd.(a)(b)	100,603	652,913
Marathon Petroleum Corp.	14,844	1,045,760
Pioneer Natural Resources Co.	12,771	1,880,785
Royal Dutch Shell PLC, Class B	337,478	11,006,144
Suncor Energy, Inc.	209,397	7,024,172
TOTAL SA	159,958	9,385,604
Valero Energy Corp.	25,281	2,302,846

		64,682,518
Paper & Forest Products — 1.4%
Mondi PLC	112,945	2,659,724
Quintis Ltd.(a)(b)(c)	2,624,167	19

		2,659,743
Pharmaceuticals — 1.1%
Curaleaf Holdings, Inc.(b)	231,696	2,015,207

Total Long-Term Investments — 98.9% (Cost — $173,940,310)		184,892,342

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(d)(e)(f)	146,633	146,633
SL Liquidity Series, LLC, Money Market Series, 2.41%(d)(e)(f)	5,889,886	5,889,886

Total Short-Term Securities — 3.2% (Cost — $6,036,439)		6,036,519

Total Investments — 102.1% (Cost — $179,976,749)		190,928,861
Liabilities in Excess of Other Assets — (2.1)%		(3,859,555)

Net Assets — 100.0%		$187,069,306

(a)	Security, or a portion of the security, is on loan.

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Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Natural Resources Trust

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	146,633	146,633	$146,633	$7,036		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,097,445	4,792,441	5,889,886	5,889,886	4,680	(b)	(840)	(219)

				$6,036,519	$11,716		$(840)	$(219)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

GDR — Global Depositary Receipt

ADR — American Depositary Receipts

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Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$20,547,027	$4,048,665	$—	$24,595,692
Containers & Packaging	3,368,326	3,159,088	—	6,527,414
Electronic Equipment, Instruments & Components	1,848,441	—	—	1,848,441
Energy Equipment & Services	2,409,654	—	—	2,409,654
Food Products	10,203,888	1,698,889	—	11,902,777
Machinery	1,451,511	—	—	1,451,511
Metals & Mining	30,357,565	36,441,820	—	66,799,385
Oil, Gas & Consumable Fuels	30,207,973	34,474,545	—	64,682,518
Paper & Forest Products	—	2,659,724	19	2,659,743
Pharmaceuticals	2,015,207	—	—	2,015,207
Short-Term Securities	146,633	—	—	146,633

Subtotal	$102,556,225	$82,482,731	$19	$185,038,975

Investments Valued at Net Asset Value (“NAV”)(a)				5,889,886

Total Investments				$190,928,861

(a)	As of October 31, 2018, certain of the Trust’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended October 31, 2018, there were no transfers between levels.

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Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 19, 2018